Basis of Presentation and Accounting Policies - Additional Information (Detail)	3 Months Ended			9 Months Ended
	Sep. 30, 2022 USD ($) Lessee	Sep. 30, 2021 USD ($) Lessee	Mar. 31, 2021 USD ($)	Sep. 30, 2022 USD ($) Lessee	Sep. 30, 2021 USD ($) Lessee	Dec. 31, 2021 USD ($)
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Period of amortization of capitalized implementation costs				7 years
Investments in marketable equity securities with readily determinable fair values	$ 2,540,000			$ 2,540,000		$ 2,866,000
Unrealized (loss) gain on financial instruments, net	$ (204,000)	$ 40,000		$ (326,000)	$ (425,000)
Total Lease Rental Income | Customer Concentration Risk
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Number of lessees who made greater than 10% of lease rental | Lessee	0	0		0	0
Prepaid Expenses and Other Current Assets
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Capitalized implementation costs	$ 11,157,000			$ 11,157,000		8,767,000
General and Administrative Expense
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Capitalized implementation costs	243,000			652,000
Containers held for sale | Fair Value, Inputs, Level 2
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Assets measured at fair value on non-recurring basis	544,000			544,000		$ 270,000
Insolvent Customer
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Gain on container recovery			$ 7,577,000
Previously Insolvent Customer
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Container loss recovery			7,986,000
Insurance receivable associated with this insolvent customer			$ 2,106,000
Containers
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Impairment charges of long lived assets held for use	0	$ 0		0	$ 0
Impairment (recovery) charges to write-off containers	867,000	928,000		1,935,000	2,793,000
Gain on container recovery	0	10,000		827,000	7,628,000
Containers for Sale
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Container impairment charges (reversals) to write down value, held for sale, net of reversals	$ 180,000	$ 265,000		$ 783,000	$ (279,000)